Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 7 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2020	December 31, 2019
Other payables and accrued liabilities
Rental deposits	$215,268	$31,601
Salary payables	127,610	408,106
Others	110,540	92,542
Receipt in advance	77,702	94,140
Total Other payables and accrued liabilities	$531,120	$626,389

Others primarily involve the rental expenses incurred.